Apr. 17, 2023
(Allspring Short-Term Bond Plus Fund - Classes A and C) | (Allspring Short-Term Bond Plus Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Assuming Redemption at End of Period
Assuming No Redemption
(Allspring Short-Term Bond Plus Fund - Class R6) | (Allspring Short-Term Bond Plus Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Allspring Short-Term Bond Plus Fund - Institutional Class) | (Allspring Short-Term Bond Plus Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.